Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2015
Carrying Amount And Estimated Fair Value Of Assets And Liabilities

	June 30, 2015
			Quoted prices in	Significant other	Significant
			active markets for	observable	unobservable
	Carrying	Estimated	identical assets	inputs	inputs
	amount	fair value	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Investment securities available-for-sale	$ 1,370,027	$ 1,370,027	$ 51,137	$ 1,318,890	$ -
Investment securities held-to-maturity	93,649	91,934	7,599	-	84,335
Securities purchased under agreements to resell	40,068	40,068	40,068	-	-
Federal Home Loan and Atlantic Central Bankers Bank stock	1,063	1,063	-	-	1,063
Commercial loans held for sale	284,501	284,501	-	-	284,501
Loans, net	968,033	961,673	-	-	961,673
Investment in unconsolidated entity, senior note	172,288	172,288	-	-	172,288
Investment in unconsolidated entity, subordinated note	14,898	14,898	-	-	14,898
Assets held for sale	651,158	651,158	-	-	651,158
Demand and interest checking	3,993,393	3,993,393	3,993,393	-	-
Savings and money market	321,264	321,264	321,264	-	-
Time deposits	1,400	1,412	-	-	1,412
Subordinated debentures	13,401	8,140	-	-	8,140
Securities sold under agreements to repurchase	2,357	2,357	2,357	-	-
Interest rate swaps, asset	625	625	-	625	-

	December 31, 2014
			Quoted prices in	Significant other	Significant
			active markets for	observable	unobservable
	Carrying	Estimated	identical assets	inputs	inputs
	amount	fair value	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Investment securities available-for-sale	$ 1,493,639	$ 1,493,639	$ 66,287	$ 1,425,986	$ 1,366
Investment securities held-to-maturity	93,765	91,914	7,448	-	84,466
Securities purchased under agreements to resell	46,250	46,250	46,250	-	-
Federal Home Loan and Atlantic Central Bankers Bank stock	1,002	1,002	-	-	1,002
Commercial loans held for sale	217,080	217,080	-	-	217,080
Loans, net	874,593	869,871	-	-	869,871
Investment in unconsolidated entity, senior note	178,187	178,187	-	-	178,187
Investment in unconsolidated entity, subordinated note	15,408	15,408	-	-	15,408
Assets held for sale	887,929	887,929	-	-	887,929
Demand and interest checking	4,289,586	4,289,586	4,289,586	-	-
Savings and money market	330,798	330,798	330,798	-	-
Time deposits	1,400	1,412	-	-	1,412
Subordinated debentures	13,401	8,042	-	-	8,042
Securities sold under agreements to repurchase	19,414	19,414	19,414	-	-
Interest rate swaps, liability	942	942	-	942	-

Company's Level 3 Assets

	Fair Value Measurements Using
	Significant Unobservable Inputs
	(Level 3)

	Available-for-sale		Commercial loans
	securities		held for sale
	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014
Beginning balance	$ 1,366	$ 551	$ 217,080	$ 69,904
Transfers into level 3	-	1,279	-	-
Transfers out of level 3	-	(551)	-	-
Total gains or losses (realized/unrealized)
Included in earnings	(23)	-	1,289	1,846
Included in other comprehensive income	-	87	-	-
Purchases, issuances, and settlements
Purchases	-		-	-
Issuances	-	-	265,021	630,165
Sales	(1,343)	-	(198,889)	(484,835)
Settlements	-	-	-	-
Ending balance	$ -	$ 1,366	$ 284,501	$ 217,080

The amount of total gains or losses for the period
included in earnings attributable to the change in
unrealized gains or losses relating to assets still
held at the reporting date.	$ -	$ -	$ 3,910	$ 3,587

Fair Value Measurements Using
Significant Unobservable Inputs
(Level 3)

Investment in
unconsolidated entity
	June 30, 2015	December 31, 2014
Beginning balance	$ 193,595	$ -
Transfers into level 3	-	-
Transfers out of level 3	-	-
Total gains or losses (realized/unrealized)
Included in earnings	-	-
Included in other comprehensive income	-	-
Purchases, issuances, and settlements
Purchases	-	193,595
Issuances	-	-
Sales	-	-
Settlements	(6,409)	-
Ending balance	$ 187,186	$ 193,595

The amount of total gains or losses for the period
included in earnings attributable to the change in
unrealized gains or losses relating to assets still
held at the reporting date.	$ -	$ -

Fair Value, Measurements, Recurring [Member]
Assets Measured At Fair Value On A Recurring And Nonrecurring Basis

		Fair Value Measurements at Reporting Date Using
		Quoted prices in active	Significant other	Significant
		markets for identical	observable	unobservable
	Fair value	assets	inputs	inputs
	June 30, 2015	(Level 1)	(Level 2)	(Level 3)

Investment securities available for sale
U.S. Government agency securities	$ 15,930	$ -	$ 15,930	$ -
Federally insured student loan securities	121,733	-	121,733	-
Obligations of states and political subdivisions	584,458	1,153	583,305	-
Residential mortgage-backed securities	385,437	-	385,437	-
Commercial mortgage-backed securities	92,485	-	92,485	-
Foreign debt securities	62,930	12,808	50,122	-
Other debt securities	107,054	37,176	69,878	-
Total investment securities available for sale	1,370,027	51,137	1,318,890	-
Loans held for sale	284,501	-	-	284,501
Investment in unconsolidated entity, senior note	172,288	-	-	172,288
Investment in unconsolidated entity, subordinated note	14,898	-	-	14,898
Interest rate swaps, asset	625	-	625	-
	$ 1,842,339	$ 51,137	$ 1,319,515	$ 471,687

		Fair Value Measurements at Reporting Date Using
		Quoted prices in active	Significant other	Significant
		markets for identical	observable	unobservable
	Fair value	assets	inputs	inputs
	December 31, 2014	(Level 1)	(Level 2)	(Level 3)

Investment securities available for sale
U.S. Government agency securities	$ 16,561	$ -	$ 16,561	$ -
Federally insured student loan securities	126,012	-	126,012	-
Obligations of states and political subdivisions	612,648	1,182	611,466	-
Residential mortgage-backed securities	422,129	-	422,129	-
Commercial mortgage-backed securities	123,239	-	123,239	-
Foreign debt securities	66,878	14,098	52,235	545
Other debt securities	126,172	51,007	74,344	821
Total investment securities available for sale	1,493,639	66,287	1,425,986	1,366
Loans held for sale	217,080	-	-	217,080
Investment in unconsolidated entity, senior note	178,187	-	-	178,187
Investment in unconsolidated entity, subordinated note	15,408	-	-	15,408
Interest rate swaps, liability	942	-	942	-
	$ 1,903,372	$ 66,287	$ 1,425,044	$ 412,041

Fair Value, Measurements, Nonrecurring [Member]
Assets Measured At Fair Value On A Recurring And Nonrecurring Basis

Fair Value Measurements at Reporting Date Using
		Quoted prices in active	Significant other	Significant
		markets for identical	observable	unobservable
	Fair value	assets	inputs	inputs (1)
Description	June 30, 2015	(Level 1)	(Level 2)	(Level 3)

Impaired loans	$ 3,188	$ -	$ -	$ 3,188

Fair Value Measurements at Reporting Date Using
		Quoted prices in active	Significant other	Significant
		markets for identical	observable	unobservable
	Fair value	assets	inputs	inputs (1)
Description	December 31, 2014	(Level 1)	(Level 2)	(Level 3)

Impaired loans	$ 2,450	$ -	$ -	$ 2,450
Intangible assets	6,228	-	-	6,228
	$ 8,678	$ -	$ -	$ 8,678

(1)

The method of valuation approach for the impaired loans was the market value approach based upon appraisals of the underlying collateral by external appraisers, reduced by 7-10% for estimated selling costs. Intangible assets are valued based upon internal analyses.